Significant Accounting Policies - Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss)	$ 2,360,408	$ (1,072,517)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Less change in fair value of warrant liability	5,299,000	1,580,000	7,538,000	(10,388,000)	(2,026,000)
Net (loss) for diluted earnings per share	$ (2,938,592)	$ (2,652,517)	$ (14,203,627)	$ (19,887,040)	$ (8,407,341)
Denominator:
Weighted-average basic common shares outstanding	1,349,936	1,329,279	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants		103,903	3,987
Potentially dilutive common shares		103,903	3,987
Denominator for diluted earnings per share - adjusted weighted-average shares	1,349,936	1,433,182	1,346,161	1,274,153	1,253,231
Basic net income (loss) per share	$ 1.75	$ (0.81)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net loss per share	$ (2.18)	$ (1.85)	$ (10.55)	$ (15.61)	$ (6.71)